CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A common stock common stock	Class B common stock common stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 30, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		5,750,000
Accretion for Class A ordinary shares to redemption amount			(24,425)	(23,983,412)	(24,007,837)
Net income (loss)				(9,188,357)	(9,188,357)
Balance at the end at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the end (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(11,524,429)	(11,524,429)
Balance at the end at Mar. 31, 2021	$ 0	$ 575	0	(44,696,198)	(44,695,623)
Balance at the end (in shares) at Mar. 31, 2021	0	5,750,000
Balance at the beginning at Dec. 31, 2020	$ 0	$ 575	0	(33,171,769)	(33,171,194)
Balance at the beginning (in shares) at Dec. 31, 2020	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				5,846,503	5,846,503
Balance at the end at Dec. 31, 2021	$ 0	$ 575	0	(27,325,266)	(27,324,691)
Balance at the end (in shares) at Dec. 31, 2021	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A ordinary shares to redemption amount				(492,136)	(492,136)
Net income (loss)				(1,058,490)	(1,058,490)
Balance at the end at Mar. 31, 2022	$ 0	$ 575	$ 0	$ (28,875,892)	$ (28,875,317)
Balance at the end (in shares) at Mar. 31, 2022	0	5,750,000